Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fee and commission income [line items]
Fee and commission income	$ 245,712,549	$ 234,809,397	$ 224,345,705
Performance obligations satisfied at a point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	137,669,112	132,936,263	123,560,201
Performance obligations satisfied at a point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	79,093,028	77,162,568	73,481,681
Performance obligations satisfied at a point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	12,210,984	13,160,484	13,860,073
Performance obligations satisfied at a point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,092,503	4,755,361	5,299,559
Performance obligations satisfied at a point in time [member] | Commissions related to securities value [member]
Disclosure of fee and commission income [line items]
Fee and commission income	8,041,734	3,934,683	4,600,113
Performance obligations satisfied at a point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,435,003	1,346,940	1,005,160
Performance obligations satisfied at a point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	548,626	32,339	35,895
Performance obligations satisfied over certain time period [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	3,716	4,893	6,624
Performance obligations satisfied over certain time period [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,040,818	1,269,694	2,230,900
Performance obligations satisfied over certain time period [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	502,875	183,793	235,725
Performance obligations satisfied over certain time period [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 74,150	$ 22,379	29,200
Performance obligations satisfied over certain time period [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income			$ 574